Annual Fund Operating Expenses	Dec. 31, 2023
Prospectus #1 | Eaton Vance Dividend Builder Fund | Class A
Operating Expenses:
Management Fees	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.01%
Prospectus #1 | Eaton Vance Dividend Builder Fund | Class C
Operating Expenses:
Management Fees	0.64%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.76%
Prospectus #1 | Eaton Vance Dividend Builder Fund | Class I
Operating Expenses:
Management Fees	0.64%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.76%
Prospectus #1 | Eaton Vance Growth Fund | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.07%
Expense Reimbursement(2)	(0.02%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.05%
Prospectus #1 | Eaton Vance Growth Fund | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.82%
Expense Reimbursement(2)	(0.02%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.80%
Prospectus #1 | Eaton Vance Growth Fund | Class I
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.82%
Expense Reimbursement(2)	(0.02%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.80%
Prospectus #1 | Eaton Vance Growth Fund | Class R
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.32%
Expense Reimbursement(2)	(0.02%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.30%
Prospectus #1 | Eaton Vance Large-Cap Value Fund | Class A
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.03%
Prospectus #1 | Eaton Vance Large-Cap Value Fund | Class C
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.78%
Prospectus #1 | Eaton Vance Large-Cap Value Fund | Class I
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.78%
Prospectus #1 | Eaton Vance Large-Cap Value Fund | Class R
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.28%
Prospectus #1 | Eaton Vance Large-Cap Value Fund | Class R6
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.71%
Prospectus #1 | Eaton Vance Small-Cap Fund | Class A
Operating Expenses:
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.38%
Expense Reimbursement(2)	(0.17%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.21%
Prospectus #1 | Eaton Vance Small-Cap Fund | Class C
Operating Expenses:
Management Fees	0.90%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	2.13%
Expense Reimbursement(2)	(0.17%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.96%
Prospectus #1 | Eaton Vance Small-Cap Fund | Class I
Operating Expenses:
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.13%
Expense Reimbursement(2)	(0.17%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.96%
Prospectus #1 | Eaton Vance Small-Cap Fund | Class R
Operating Expenses:
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.63%
Expense Reimbursement(2)	(0.17%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.46%
Prospectus #2 | Eaton Vance Balanced Fund | Class A
Operating Expenses:
Management Fees	0.04%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Acquired Fund Fees and Expenses (1)	0.58%	[3]
Total Annual Fund Operating Expenses	0.98%
Prospectus #2 | Eaton Vance Balanced Fund | Class C
Operating Expenses:
Management Fees	0.04%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.11%
Acquired Fund Fees and Expenses (1)	0.58%	[3]
Total Annual Fund Operating Expenses	1.73%
Prospectus #2 | Eaton Vance Balanced Fund | Class I
Operating Expenses:
Management Fees	0.04%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.11%
Acquired Fund Fees and Expenses (1)	0.58%	[3]
Total Annual Fund Operating Expenses	0.73%
Prospectus #2 | Eaton Vance Balanced Fund | Class R
Operating Expenses:
Management Fees	0.04%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.11%
Acquired Fund Fees and Expenses (1)	0.58%	[3]
Total Annual Fund Operating Expenses	1.23%
Prospectus #2 | Eaton Vance Balanced Fund | Class R6
Operating Expenses:
Management Fees	0.04%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.06%
Acquired Fund Fees and Expenses (1)	0.58%	[3]
Total Annual Fund Operating Expenses	0.68%
Prospectus #3 | Eaton Vance Greater India Fund | Class A
Operating Expenses:
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.55%
Prospectus #3 | Eaton Vance Greater India Fund | Class C
Operating Expenses:
Management Fees	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	2.30%
Prospectus #3 | Eaton Vance Greater India Fund | Class I
Operating Expenses:
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.30%
Prospectus #4 | Eaton Vance Core Bond Fund | Class A
Operating Expenses:
Management Fees	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.85%
Expense Reimbursement(2)	(0.11%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.74%
Prospectus #4 | Eaton Vance Core Bond Fund | Class I
Operating Expenses:
Management Fees	0.45%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.60%
Expense Reimbursement(2)	(0.11%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.49%

[1]	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.05% for Class A shares, 1.80% for Class C shares, 0.80% for Class I shares and 1.30% for Class R shares. This expense reimbursement will continue through May 1, 2025. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser and administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.
[2]	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.21% for Class A shares, 1.96% for Class C shares, 0.96% for Class I shares and 1.46% for Class R shares. This expense reimbursement will continue through May 1, 2025. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.
[3]	Reflects the Fund’s allocable share of the advisory fees and other expenses of the Portfolios in which it invests.
[4]	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.74% for Class A shares and 0.49% for Class I shares. This expense reimbursement will continue through May 1, 2025. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement, or (ii) the expense limit in effect at the time of recoupment.